Financial Income, Net (Tables)	6 Months Ended
Jun. 30, 2025
Financial Income, Net [Abstract]
Schedule of Financial Income, Net
	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
	U.S. dollars in thousands

Foreign currency exchange differences	(157)	(1,271)	(17)	(745)
Realized and unrealized losses on derivative instruments	(619)	-	(823)	-
Interest income on short-term deposits	2,322	3,061	1,088	1,294
Other	(83)	(16)	(23)	(9)
Total financial income, net	1,463	1,774	225	540